Amplify International Online Retail ETF
Schedule of Investments
January 31, 2022 (Unaudited)

Description	Shares	Value

COMMON STOCKS - 99.4%
Marketplace - 40.6%
Alibaba Group Holding Ltd. - ADR (a)	752	$94,594
Americanas SA (a)	19,200	114,911
Baozun, Inc. - ADR (a) (b)	7,040	93,350
Coupang, Inc. (a) (b)	4,008	83,447
Dada Nexus Ltd. - ADR (a)	8,512	92,951
Deliveroo PLC (a) (c)	36,528	75,668
Delivery Hero SE (a) (c)	1,008	76,748
Demae-Can Co. Ltd. (a)	12,800	82,093
DiDi Global, Inc. - ADR (a) (b)	18,328	66,164
DingDong Cayman Ltd. - ADR (a)	3,000	15,030
Fiverr International Ltd. (a)	1,088	92,817
Global-e Online Ltd. (a)	1,984	70,849
Jumia Technologies AG - ADR (a)	9,848	86,170
Just Eat Takeaway.com NV (a) (c)	1,928	93,940
KE Holdings, Inc. - ADR (a)	5,352	116,620
Kogan.com Ltd. (b)	17,024	74,244
Koreacenter Co. Ltd. (a)	17,720	89,666
Meituan - Class B (a) (c)	4,000	112,651
MercadoLibre, Inc. (a)	88	99,621
Mercari, Inc. (a)	2,400	88,939
Missfresh Ltd. - ADR (a) (b)	8,560	24,910
Ozon Holdings PLC - ADR (a) (b)	3,832	79,207
Pinduoduo, Inc. - ADR (a)	1,888	112,978
Prosus NV	1,256	103,402
Rakuten Group, Inc. (a)	9,600	82,565
Sea Ltd. - ADR (a)	544	81,769
Shopify, Inc. - Class A (a)	88	84,853
Tencent Holdings Ltd.	1,600	96,851
Uxin Ltd. - ADR (a) (b)	66,720	80,064
Yixin Group Ltd. (a) (c)	580,000	93,722
		2,560,794
Traditional Retail - 48.0%
About You Holding SE (a)	1,896	36,770
Allegro.eu SA (a) (c)	10,912	100,218
AO World PLC (a)	30,008	40,502
ASKUL Corp.	8,000	96,785
ASOS PLC (a)	3,200	95,010
BHG Group AB (a)	9,496	90,086
boohoo Group PLC (a)	63,208	90,443
Boozt AB (a) (c)	5,024	93,385
China Literature Ltd. (a) (c)	14,400	86,612
Cimpress PLC (a)	1,464	98,410
Cogobuy Group (a) (c)	120,000	37,550
Danawa Co. Ltd.	4,720	91,816
D-MARKET Elektronik Hizmetler ve Ticaret AS - ADR (a) (b)	58,936	112,568
Dustin Group AB (c)	3,824	38,920
Farfetch Ltd. - Class A (a)	3,496	75,898
HelloFresh SE (a)	1,424	93,448
Home24 SE (a)	3,384	37,423
iQIYI, Inc. - ADR (a) (b)	21,944	89,531
Istyle, Inc. (a)	19,200	31,493
JD.com, Inc. - ADR (a)	1,464	109,624
JD.com, Inc. - Class A (a)	76	2,732
Kitanotatsujin Corp.	16,000	30,688
LightInTheBox Holding Co. Ltd. - ADR (a) (b)	38,488	48,495
MonotaRO Co. Ltd.	5,600	90,348
MYT Netherlands Parent BV - ADR (a)	5,040	86,335
Newegg Commerce, Inc. (a) (b)	9,936	67,167
Ocado Group PLC (a)	4,736	95,565
Oisix ra daichi, Inc. (a)	4,000	82,135
Onion Global Ltd. - ADR (a) (b)	17,880	37,190
PChome Online, Inc.	25,000	98,422
Redbubble Ltd. (a)	44,096	55,301
Shop Apotheke Europe NV (a) (c)	816	105,012
So-Young International, Inc. - ADR (a)	13,016	31,238
SRP Groupe SA (a) (b) (c)	17,304	37,011
Syuppin Co. Ltd.	4,800	43,865
Temple & Webster Group Ltd. (a)	13,136	78,482
THG PLC (a)	36,056	63,758
Vipshop Holdings Ltd. - ADR (a)	11,808	109,932
YES24 Co. Ltd.	13,960	86,968
Zalando SE (a) (c)	1,280	100,413
Zero to Seven, Inc. (a)	5,216	39,677
ZOZO, Inc.	3,200	84,148
		3,021,374
Travel - 10.8%
Airtrip Corp.	4,000	97,722
Despegar.com Corp. (a)	10,712	127,044
MakeMyTrip Ltd. (a)	3,848	102,703
On the Beach Group PLC (a) (c)	10,576	41,007
Open Door, Inc. (a)	6,400	83,704
Trip.com Group Ltd. - ADR (a)	3,688	98,138
Trivago NV - ADR (a) (b)	19,592	43,299
Webjet Ltd. (a)	25,616	87,892
		681,509
Total Common Stocks (Cost $10,715,199)		6,263,677

MONEY MARKET FUNDS - 0.5%
Invesco Government & Agency Portfolio - Institutional Class - 0.03% (d)	33,227	33,227
Total Money Market Funds (Cost $33,227)		33,227

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 12.1%
First American Government Obligations Fund - Class X - 0.03% (d)	762,616	762,616
Total Investments Purchased with Proceeds from Securities Lending (Cost $762,616)		762,616
Total Investments - 112.0%
(Cost $11,511,042)		$7,059,520

Percentages are based on Net Assets of $6,300,869.
ADR -	American Depositary Receipt
(a)	Non-income producing security.
(b)	All or a portion of this security is out on loan as of January 31, 2022. Total value of securities out on loan is $775,505 or 12.3% of net assets.
(c)
Security exempt from registration under Rule 144(a) and Regulation S of the Securities Act of 1933. Such securities are treated as liquid securities, according to the Fund’s liquidity guidelines. At January 31, 2022 the value of these securities amounted to $1,092,857 or 17.3% of net assets.

(d)	Seven-day yield as of January 31, 2022.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

Security Valuation

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The following describes the levels of the fair value hierarchy:

Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;
Level 2 – Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and
Level 3 – Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The valuation techniques used by the Funds to measure fair value for the period ended January 31, 2022 maximized the use of observable inputs and minimized the use of unobservable inputs.

For the period ended January 31, 2022, there have been no significant changes to the Fund's fair valuation methodologies.

Common stocks, preferred stock, and other equity securities listed on any national or foreign exchange (excluding Nasdaq) and the London Stock Exchange Alternative Investment Market (“AIM”) will be valued at the last price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the exchange representing the principal market for such securities. Foreign securities and other assets denominated in foreign currencies are translated into U.S. dollars at the current exchange rate, which approximates fair value. Redeemable securities issued by open-end investment companies shall be valued at the investment company’s applicable NAV, with the exception of exchange-traded open-end and closed-end investment companies which are priced as equity securities. Exchange-traded options will be valued at the current mean price where such contracts are principally traded. Securities traded in the over-the-counter market are valued at the mean of the bid and the asked price, if available, and otherwise at their closing bid price. Fixed income securities will be valued using the mean price. Fixed income securities having a remaining maturity of 60 days or less when purchased will be valued at the current market price. If there is no current market price available then the securities will be valued at cost and adjusted for amortization of premiums and accretions of discounts. Swaps will be valued by using the market close price of the underlying holdings. If there is no market price available, then the securities will be valued at the last price.

If no quotation is available from either a pricing service, or one or more brokers or if the pricing committee has reason to question the reliability or accuracy of a quotation supplied, securities are valued at fair value as determined in good faith by the pricing committee, pursuant to procedures established under the general supervision and responsibility of the Fund’s Board of Trustees (the “Board”).

The following is a summary of the fair valuations according to the inputs used to value the Fund's investments as of January 31, 2022:

Category
Investments in Securities
Assets
Level 1
Common Stocks
Argentina	$226,666
Australia	295,919
Brazil	114,911
Britain	577,851
Canada	84,853
China	1,650,928
France	37,011
Germany	560,604
India	102,703
Ireland	98,410
Israel	163,666
Japan	894,486
Netherlands	302,354
Poland	100,218
Russia	79,207
Singapore	81,769
South Korea	391,573
Sweden	222,390
Taiwan	98,422
Turkey	112,568
United States	67,168
Money Market Funds	33,227
Investments Purchased with Proceeds from Securities Lending	762,616
Total Level 1	7,059,520
Level 2	-
Total Level 2	-
Level 3	-
Total Level 3	-
Total	$7,059,520

See the Schedule of Investments for further disaggregation of investment categories.

For the period ended January 31, 2022, there were no transfers into or out of Level 3 for the Fund.

Secured Borrowings (Unaudited)
The Funds adopted guidance requiring entities to present gross obligations for secured borrowings by the type of collateral pledged and remaining time to maturity.

As of January 31, 2022, the Fund had loaned securities and received cash collateral for the loans. The cash collateral is invested by the Securities Lending Agent in accordance with approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Fund could also experience delays in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Fund is indemnified from this risk by contract with the Securities Lending Agent.